Consolidated income statements - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Net sales	€ 43,070	€ 42,997	€ 37,761
Other revenues	3,374	2,392	1,414
Cost of sales	(14,236)	(13,695)	(12,255)
Gross profit	32,208	31,694	26,920
Research and development expenses	(6,728)	(6,706)	(5,692)
Selling and general expenses	(10,692)	(10,492)	(9,555)
Other operating income	1,292	1,969	859
Other operating expenses	(3,516)	(2,531)	(1,805)
Amortization of intangible assets	(2,172)	(2,053)	(1,580)
Impairment of intangible assets	(896)	454	(192)
Fair value remeasurement of contingent consideration	(93)	27	(4)
Restructuring costs and similar items	(1,490)	(1,336)	(820)
Other gains and losses, and litigation	(38)	(370)	(5)
Operating income	7,875	10,656	8,126
Financial expenses	(1,313)	(440)	(368)
Financial income	591	206	40
Income before tax and investments accounted for using the equity method	7,153	10,422	7,798
Income tax expense	(1,602)	(2,006)	(1,558)
Share of profit/(loss) from investments accounted for using the equity method	(115)	68	39
Net income	5,436	8,484	6,279
Net income attributable to non-controlling interests	36	113	56
Net income attributable to equity holders of Sanofi	€ 5,400	€ 8,371	€ 6,223
Average number of shares outstanding (in shares)	1,251.7	1,251.9	1,252.5
Average number of shares after dilution (in shares)	1,256.4	1,256.9	1,257.9
Basic earnings per share (in euros per share)	€ 4.31	€ 6.69	€ 4.97
Diluted earnings per share (in euros per share)	€ 4.30	€ 6.66	€ 4.95